Stock-Based Compensation Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans
3. Stock-Based Compensation Plans
On April 20, 2007, the stockholders of the Company approved the 2007 Stock Award and Incentive Plan (the “2007 Plan”). The 2007 Plan provides for grants of options, stock appreciation rights, restricted stock, deferred stock, bonus stock and awards in lieu of obligations, dividend equivalents, other stock-based awards and performance awards to executive officers and other employees of the Company, and non-employee directors, consultants and others who provide substantial service to us. The 2007 Plan provides for the issuance of an aggregate 3,275,334 shares as follows: 2,500,000 new shares, 374,264 shares remaining and transferred from the Company’s 2000 Stock Option Plan (the “2000 Plan”) (which was then replaced by the 2007 Plan) and 401,070 shares remaining and transferred from the Company’s Stock Option Plan for Outside Directors (the “Directors Stock Plan”). In addition, shares canceled, expired, forfeited, settled in cash, settled by delivery of fewer shares than the number underlying the award, or otherwise terminated under the 2000 Plan will become available for issuance under the 2007 Plan.
Prior to the adoption of the 2007 Plan, the Company granted stock-based compensation to employees under the 2000 Plan and the 2002 Broad Based Plan (the “2002 Plan”), and to non-employee directors under the Directors Stock Plan. The Company also has grants outstanding under various expired and terminated stock plans, including the 1991 Stock Option Plan, the 1995 Non-Qualified Stock Option Plan, the Deferred Directors Compensation Stock Plan and Non-Plan Options. In January 2007, the Directors Stock Plan expired.
As of June 30, 2011, shares available for future grants under the Plans amounted to 1,587,648.
Total compensation expense recorded during the six months ended June 30, 2011 for share-based payment awards was $0.14 million, of which $0.03 million is included in research and development and $0.11 million is included in general and administrative expenses in the condensed statement of operations for the six months ended June 30, 2011. Total compensation expense recorded during the six months ended June 30, 2010 for share-based payment awards was $0.55 million, of which $0.06 million is included in research and development and $0.49 million is included in general and administrative expenses in the condensed statement of operations for the six months ended June 30, 2010. At June 30, 2011, total unrecognized estimated compensation expense related to non-vested stock options granted prior to that date was $0.4 million, which is expected to be recognized over a weighted-average period of approximately two years. No options were exercised in the six months ended June 30, 2011 or 2010. No tax benefit was realized due to a continued pattern of operating losses.
During the six months ended June 30, 2011, the Company granted no options. On July 15, 2011, the Company granted 20,000 in options to Gary Riley and 30,000 options to Michael Garone.

12. Stock-Based Compensation Plans
     Total compensation expense recorded during the years ended December 31, 2010, 2009 and 2008 for share-based payment awards was $0.8 million, $1.6 million and $1.0 million, respectively, of which $0.1 million, $0.1 million and $0.4 million is recorded in research and development and $0.7 million, $1.5 million and $0.6 million is recorded in general and administrative expenses in the statement of operations. At December 31, 2010, total unrecognized estimated compensation expense related to non-vested stock options granted prior to that date was approximately $0.6 million, which is expected to be recognized over a weighted-average period of 2.2 years. No tax benefit was realized due to a continued pattern of operating losses. We have a policy of issuing new shares to satisfy share option exercises. There were no options exercised during the years ended December 31, 2010 and 2009. Cash received from options exercised totaled $0.01 million for the year ended December 31, 2008.
     Using the Black-Scholes model, we have estimated our stock price volatility using the historical volatility in the market price of our common stock for the expected term of the option. The risk-free interest rate is based on the yield curve of U.S. Treasury STRIP securities for the expected term of the option. We have never paid cash dividends and do not intend to pay cash dividends in the foreseeable future. Accordingly, we assumed a 0% dividend yield. The forfeiture rate is estimated using historical option cancellation information, adjusted for anticipated changes in expected exercise and employment termination behavior. Forfeiture rates and the expected term of options are estimated separately for groups of employees that have similar historical exercise behavior. The ranges presented below are the result of certain groups of employees displaying different behavior.
     The following weighted-average assumptions were used for grants made under the stock option plans for the years ended December 31, 2010, 2009 and 2008:

	2010
	Directors	Executives	Employees
Expected volatility	95.5%	85.7%	85.7%
Expected term	6.8 years	6.8 years	6.8 years
Risk-free interest rate	2.17%	3.14%	3.20%
Dividend yield	0%	0%	0%
Annual forfeiture rate	14.5%	14.5%	14.5%

	2009
	Directors	Executives	Employees
Expected volatility	87.8%	87.8%	87.9%
Expected term	6.8 years	6.8 years	6.8 years
Risk-free interest rate	3.19%	3.14%	2.9%
Dividend yield	0%	0%	0%
Annual forfeiture rate	5%	5%	5%

	2008
	Directors	Executives	Employees
Expected volatility	84.9%	85.0%	85.0%
Expected term	10 years	10 years	10 years
Risk-free interest rate	3.89%	3.89%	3.89%
Dividend yield	0%	0%	0%
Annual forfeiture rate	5%	5%	5%
     Stock Option Plans. On April 20, 2007, the stockholders approved the 2007 Stock Award and Incentive Plan (the “2007 Plan”). The 2007 Plan provides for grants of options, stock appreciation rights, restricted stock, deferred stock, bonus stock and awards in lieu of obligations, dividend equivalents, other stock based awards and performance awards to executive officers and other employees of the Company, and non-employee directors, consultants and others who provide substantial service to us. The 2007 Plan provides for the issuance of 3,275,334 shares as follows: 2,500,000 new shares, 374,264 shares remaining and transferred from the Company’s 2000 Stock Option Plan (the “2000 Plan”) (which was then replaced by the 2007 Plan) and 401,070 shares remaining and transferred from the Company’s Stock Option Plan for Outside Directors (the “Directors Stock Plan”). In addition, shares cancelled, expired, forfeited, settled in cash, settled by delivery of fewer shares than the number underlying the award, or otherwise terminated under the 2000 Plan will become available for issuance under the 2007 Plan, once registered. As of December 31, 2010 1,278,558 shares remain available for issuance under the 2007 Plan. Generally, the options vest at the rate of 20% per year and expire within a five-to-ten-year period, as determined by the compensation committee of the Board of Directors and as defined by the Plans.
     The Company’s other active Stock Option Plan is the 2002 Broad Based Plan (the “2002 Plan”). Under the 2002 Plan, a maximum of 160,000 shares are authorized for issuance to employees in the form of either incentive stock options (“ISOs”), as defined by the Internal Revenue Code, or non-qualified stock options, which do not qualify as ISOs. As of December 31, 2010, 153,590 shares remain available for issuance under the 2002 Plan.
     The Company also has grants outstanding under various expired and terminated Stock Option Plans, including the 1991 Stock Option Plan (the “1991 Plan”), the 1995 Non-Qualified Stock Option Plan (the “1995 Plan”) and the 2000 Plan. Under our 1991, 1995 and 2000 Plans a maximum of 2,500,000, 2,550,000 and 1,945,236 shares of our common stock, respectively, were available for issuance. The 1991 Plan was available to employees and consultants; the 2000 Plan was available to employees, directors and consultants. The 1991 Plan and 2000 Plan provide for the grant of either ISOs, as defined by the Internal Revenue Code, or non-qualified stock options, which do not qualify as ISOs. The 1995 Plan provides for grants of non-qualified stock options to officers and key employees. Generally, the options vest at the rate of 20% per year and expire within a five- to ten-year period, as determined by the compensation committee of the Board of Directors and as defined by the Plans.
     Transactions involving stock options awarded under the Plans described above during the years ended December 31, 2010, 2009 and 2008 are summarized as follows:

			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual	Aggregate
	Shares	Exercise Price	Term in Years	Intrinsic Value
				(In thousands)
Outstanding at December 31, 2007	2,867,876	$8.73	6.4
Granted	133,600	$2.84
Expired	(300,087)	$12.72
Forfeited	(664,385)	$8.75
Exercised	(4,150)	$3.04		$3

Outstanding at December 31, 2008	2,032,854	$8.30	6.7
Granted	1,041,000	$0.86
Expired	(12,643)	$14.63
Forfeited	(326,475)	$3.88

Outstanding at December 31, 2009	2,734,736	$6.29	6.8	$51
Granted	662,750	$1.41
Expired	(183,500)	$37.99
Forfeited	(48,120)	$1.31

Outstanding at December 31, 2010	3,165,866	$3.51	6.9	$46

Vested and exercisable at December 31, 2010	2,367,037	$4.22	6.2	$13

Vested and expected to vest at December 31, 2010	2,906,445	$3.70	6.7	$42

     The weighted-average grant date fair value of options granted during the years ended December 31, 2010, 2009 and 2008 was $1.26, $0.92 and $2.16, respectively.
     Outside Directors’ Plan. We previously issued options to outside directors who are neither officers nor employees of Emisphere nor holders of more than 5% of our common stock under the Directors Stock Plan. As amended, a maximum of 725,000 shares of our common stock were available for issuance under the Outside Directors’ Plan in the form of options and restricted stock. The Directors Stock Plan expired on January 29, 2007. Options and restricted stock are now granted to directors under the 2007 Plan discussed above.
     Transactions involving stock options awarded under the Directors Stock Plan during the years ended December 31, 2010, 2009 and 2008 are summarized as follows:

			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual	Aggregate
	Shares	Exercise Price	Term in Years	Intrinsic Value
				(In thousands)
Outstanding at December 31, 2007	156,000	$13.38	5.0
Expired	—	—

Outstanding at December 31, 2008	156,000	$13.38	4.0
Expired	(35,000)	$4.23

Outstanding at December 31, 2009	121,000	$15.59	2.7
Expired	(21,000)	$41.06

Outstanding at December 31, 2010	100,000	$10.24	2.2

Vested and Exercisable at December 31, 2010	100,000	$10.24	2.2	$—

     Directors’ Deferred Compensation Stock Plan. The Directors’ Deferred Compensation Stock Plan (the “Directors’ Deferred Plan”) ceased as of May 2004. Under the Director’s Deferred Plan, directors who were neither officers nor employees of Emisphere had the option to elect to receive one half of the annual Board of Directors’ retainer compensation, paid for services as a Director, in deferred common stock. An aggregate of 25,000 shares of our common stock has been reserved for issuance under the Directors’ Deferred Plan. During the years ended December 31, 2004 and 2003, the outside directors earned the rights to receive an aggregate of 1,775 shares and 2,144 shares, respectively. Under the terms of the Directors’ Deferred Plan, shares are to be issued to a director within six months after he or she ceases to serve on the Board of Directors. We recorded as an expense the fair market value of the common stock issuable under the plan. As of December 31, 2010, there are 3,122 shares issuable under this plan. No grants were awarded in 2010, 2009 and 2008, and none were outstanding as of December 31, 2010.
     Non-Plan Options. Our Board of Directors has granted options (“Non-Plan Options”), which are currently outstanding for the accounts of two consultants. The Board of Directors determines the number and terms of each grant (option exercise price, vesting, and expiration date).
     Transactions involving awards of Non-Plan Options during the year ended December 31, 2010, 2009 and 2008 are summarized as follows:

			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual	Aggregate
	Shares	Exercise Price	Term in Years	Intrinsic Value
				(In thousands)
Outstanding at December 31, 2007	20,000	$14.84	4.3
Expired	—	—

Outstanding at December 31, 2008	20,000	$14.84	3.3
Expired	(10,000)	$26.05

Outstanding at December 31, 2009	10,000	$3.64	2.0
Expired	—	—

Outstanding at December 31, 2010	10,000	$3.64	2.0

Vested and Exercisable at December 31, 2010	10,000	$3.64	2.0	$—